Risk/Return Detail Data - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO	Jun. 29, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Summer Street Trust
FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO | Fidelity High Income Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® High Income Fund /Fidelity Advisor® High Income Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® High Income Fund seeks a high level of current income. Growth of capital may also be considered.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 45 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 43 % of the average value of its portfolio.
Portfolio Turnover, Rate	43.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 45 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in income producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Potentially investing in non-income producing securities, including defaulted securities and common stocks. Investing in companies in troubled or uncertain financial condition. Using the credit quality distribution of an index representing the overall high yield bond market, which as of April 30, 2024, was the ICE® BofA® US High Yield Constrained Index, as a guide in structuring the fund's credit quality composition. Investing in domestic and foreign issuers. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Annual Return, Inception Date	Dec. 04, 2018
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Bar Chart, Year to Date Return	2.26%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	8.17%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(13.40%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO | Fidelity High Income Fund | Fidelity Advisor High Income Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.71%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[3]
Acquired fund fees and expenses	0.20%	[4]
Total annual operating expenses	1.17%	[4]
1 year	$ 514
3 years	757
5 years	1,018
10 years	1,764
1 Year	514
3 Years	757
5 Years	1,018
10 Years	$ 1,764
FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO | Fidelity High Income Fund | Fidelity Advisor High Income Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[5]
Management fee	0.71%	[2],[3]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[3]
Acquired fund fees and expenses	0.20%	[4]
Total annual operating expenses	1.92%	[4]
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 295
3 years	603
5 years	1,037
10 years	2,048
1 Year	195
3 Years	603
5 Years	1,037
10 Years	$ 2,048
FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO | Fidelity High Income Fund | Fidelity Advisor High Income Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.71%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[3]
Acquired fund fees and expenses	0.20%	[4]
Total annual operating expenses	0.92%	[4]
1 year	$ 94
3 years	293
5 years	509
10 years	1,131
1 Year	94
3 Years	293
5 Years	509
10 Years	$ 1,131
FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO | Fidelity High Income Fund | Fidelity Advisor High Income Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.61%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[3]
Acquired fund fees and expenses	0.20%	[4]
Total annual operating expenses	0.82%
1 year	$ 84
3 years	262
5 years	455
10 years	1,014
1 Year	84
3 Years	262
5 Years	455
10 Years	$ 1,014
FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO | Fidelity High Income Fund | Fidelity Advisor High Income Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.71%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[3]
Acquired fund fees and expenses	0.20%	[4]
Total annual operating expenses	1.17%	[4]
1 year	$ 514
3 years	757
5 years	1,018
10 years	1,764
1 Year	514
3 Years	757
5 Years	1,018
10 Years	$ 1,764
2019	13.92%
2020	2.03%
2021	4.05%
2022	(12.26%)
2023	10.64%
FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO | Fidelity High Income Fund | Return Before Taxes | Fidelity Advisor High Income Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	6.21%
Past 5 years	2.41%
Since Inception	1.82%	[6]
FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO | Fidelity High Income Fund | Return Before Taxes | Fidelity Advisor High Income Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	8.93%
Past 5 years	2.49%
Since Inception	1.89%	[7]
FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO | Fidelity High Income Fund | Return Before Taxes | Fidelity Advisor High Income Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	10.99%
Past 5 years	3.55%
Since Inception	2.93%	[8]
FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO | Fidelity High Income Fund | Return Before Taxes | Fidelity Advisor High Income Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	11.03%
Past 5 years	3.63%
Since Inception	3.01%	[9]
FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO | Fidelity High Income Fund | Return Before Taxes | Fidelity Advisor High Income Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	6.22%
Past 5 years	2.42%
Since Inception	1.83%	[10]
FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO | Fidelity High Income Fund | After Taxes on Distributions | Fidelity Advisor High Income Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	3.95%
Past 5 years	0.45%
Since Inception	(0.17%)	[10]
FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO | Fidelity High Income Fund | After Taxes on Distributions and Sales | Fidelity Advisor High Income Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	3.61%
Past 5 years	1.01%
Since Inception	0.54%	[10]
FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO | Fidelity High Income Fund | ML040
Risk/Return:
Label	ICE® BofA® US High Yield Constrained Index
Past 1 year	13.47%
Past 5 years	5.19%
Since Inception	4.59%

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]
B The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19%, 0.19%, 0.22%, 0.23%, and 0.08% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.

[3]	A Adjusted to reflect current fees.
[4]
C Includes interest expense of certain underlying Fidelity ® funds. Excluding interest expense of the applicable underlying Fidelity ® funds, total annual operating expenses are 1. 00% , 1. 00% , 1. 75% , 0. 75%, and 0. 65% for Class A, Class M, Class C, Class I , and Class Z, respectively.

[5]	B On Class C shares redeemed less than one year after purchase.
[6]	B From December 4, 2018 .
[7]	C From December 4, 2018 .
[8]	D From December 4, 2018 .
[9]	E From December 4, 2018 .
[10]	A From December 4, 2018 .